Short-Term Loans - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Debt Disclosure [Abstract]
Aggregate amount of short-term loans outstanding	$ 3,001	18,166
Short-term loans, fixed interest rate	7.32%	7.32%
Short-term loans, term	12 months	12 months
Aggregate repayment of short-term loans	$ 886	5,364